Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Product Partners, L.P. was formed on January 16, 2007, under the laws of the Marshall Islands. Capital Product Partners, L.P. and its fully owned subsidiaries (collectively the “Partnership”) is an international shipping company. As of December 31, 2022, its fleet of 20 high specification vessels consisted of 10 Neo-Panamax container carrier vessels, three Panamax container carrier vessels, one Cape-size bulk carrier vessel and six X-DF Liquefied natural gas carrier (“LNG/C”) vessels. Its vessels are capable of carrying a wide range of cargoes including liquefied natural gas, containerized goods and dry bulk cargo under short-term voyage charters and medium to long-term time charters.

CPLP Shipping Holdings PLC

On August 14, 2021, the Partnership established CPLP Shipping Holdings PLC (“CPLP PLC”) a 100% subsidiary of the Partnership. CPLP PLC was established in Cyprus as a public limited liability company in accordance with the provisions of the Companies Law of Cyprus, Chapter 113. On July 22, 2022 and October 20, 2021, the Partnership, through its fully owned subsidiary, CPLP PLC, issued two unsecured bonds of €100,000,000 (the “2022 Bonds”) and €150,000,000 (the “2021 Bonds”) on the Athens Stock Exchange respectively. The 2022 Bonds and the 2021 Bonds are guaranteed by the Partnership, will mature in July 2029 and October 2026 and have a coupon payable semi-annually of 4.40% and 2.65% respectively (Note 7).

1. Basis of Presentation and General Information - Continued

As of December 31, 2022, the consolidated financial statements include Capital Product Partners, L.P. and the following wholly owned significant subsidiaries which were all incorporated or formed under the laws of the Marshall Islands, Liberia or Cyprus.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”) or CGC Operating Corp. (“CGC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (1)	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (1)	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos (ex CMA CGM Amazon)	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V Adonis (ex CMA CGM Uruguay) (2)	115,639	09/18/2015	09/18/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena (2)	115,639	02/26/2016	02/26/2016
Deka Container Carrier S.A.	03/28/2017	M/V Athenian	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express (3)	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express (3)	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express (3)	68,579	02/25/2021	01/07/2021
Panormos Container Carrier S.A.	12/17/2020	M/V Manzanillo Express (4)	142,411	10/12/2022	10/12/2022
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I (3)	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos (3)	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I (3)	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos (3)	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios (3)	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos (3)	82,095	11/29/2021	08/23/2021

(1)	Vessels were disposed in 2022
(2)	Vessels were disposed in 2021
(3)	Vessels were acquired in 2021
(4)	Vessel was acquired in 2022